Equity - Share-Based Compensation and Share-Based Payment Reserve (Tables)	12 Months Ended
Dec. 31, 2025
Equity – Share-Based Compensation and Share-Based Payment Reserve [Abstract]
Schedule of Changes in RSUs Options

A summary of changes in RSUs options for the years ended December 31, 2025, is presented below:

Number of RSUs outstanding
Balance, January 1, 2025	-
Granted	1,794,308
Vested	(910,974)
Balance, December 31, 2025	883,334

Schedule of Changes in Stock Options

A summary of changes in stock options for the years ended December 31, 2025, 2024 and 2023 is presented below:

	Number of options outstanding	Weighted average exercise price		Weighted average exercise price
Balance, January 1, 2023	107,688	AUD$	24.32	$
Granted (i)	930,363		2.20
Expired (ii)	(10,981)		33.34
Forfeited (iii)	(12,818)		7.84
Balance, December 31, 2023	1,014,252	AUS$	4.14	$
Expired (iv)	(3,272)		19.55
Forfeited (v)	(19,545)		5.42
Balance, December 31, 2024	991,435		4.06
Granted (vi)	1,564,544		7.94		5.12
Exercised (vii)	(583,376)		2.2		1.43
Expired (viii)	(28,063)		28.97		18.66
Forfeited (ix)	(37,272)		2.13		1.37
Balance, December 31, 2025	1,907,268	AUD$	7.49		$4.82
i.	During the year ended December 31, 2023:

a.	On May 31, 2023, the Company issued 763,636 options to directors of the Company, which vest over three years (33.33% of the options 1 year after grant date; 66.66% remain in equally quarterly over the 2nd & 3rd years after date of grant). The total fair value of the options was $1,119,708. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - 1.61; exercise price - $1.43; expected life - 10 year; annualized volatility 86.6%; dividend yield - 0%; risk free rate - 0.0355%.

b.	On August 3, 2023, the Company issued 166,727 options to employees and consultants of the Company. 84,909 options are vested after 3 years, and 81,818 options are vested after 4 years. The total fair value of the options was $334,940. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - $2.14; exercise price - $1.43; expected life - 5 year; annualized volatility 128.89%; dividend yield - 0%; risk free rate - 0.0378%.

ii.	During the year ended December 31, 2023, 10,981 options with a fair value of $148,007 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iii.	During the year ended December 31, 2023, 12,818 options were forfeited with a total fair value of $20,291 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

iv.	During the year ended December 31, 2024, 3,272 options with a fair value of $26,432 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

v.	During the year ended December 31, 2024, 19,545 options were forfeited with a total fair value of $30,777 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

vi.	During the year ended December 31, 2025:

a.	On February 15, 2025, the Company issued 244,545 options to employees, directors and consultants of the Company. 123,636 options vest over a period of 3 years from vesting start dates. 139,091 options vests over a period of 4 years from vesting start dates. The total fair value of the options was $570,279. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $2.75; exercise price – $1.375; expected life - 5 years; annualized volatility – 117.4%; dividend yield - 0%; risk free rate – 3.97%.

b.	On August 21, 2025, the Company issued 40,000 options to employees of the Company, vest over a period of 4 years from vesting start dates. The total fair value of the options was $150,040. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $ 4.34; exercise price – $ 2.98; expected life - 5 years; annualized volatility – 119.6%; dividend yield - 0%; risk free rate – 3.59%.
c.	On December 1, 2025, the Company issued 1,279,999 options to employees, directors and consultants of the Company. 1,080,000 options vest over a period of 18 months from vesting start date. 140,000 options vest over a period of 3 years from vesting start dates. 59,999 options vest over a period of 4 years from vesting start dates. The total fair value of the options was $2,397,977. The fair value was estimated using the Black-Scholes option pricing model with the following assumptions: share price – $5.90; exercise price – $5.90; expected life - 5 years; annualized volatility – 119.1%; dividend yield - 0%; risk free rate – 4.08%.

vii.	During the year ended December 31, 2025, 583,376 options were exercised for a total value of $831,511. Weighted average exercise price per option was $1.43.

viii.	During the year ended December 31, 2025, 28,063 options with a fair value of $262,890 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.

ix.	During the year ended December 31, 2025, 37,272 options were forfeited with a total fair value of $9,298 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit

x.	The Company recognized share-based compensation expense of $1,996,664 for the year ended December 31, 2025 (2024: $610,395, 2023: $610,303) in relation to the vesting options issued in previous years.

xi.	As of December 31, 2025, stock options were outstanding for the purchase of common shares as follows:

Schedule of Stock Options Were Outstanding for the Purchase of Common Shares	As of December 31, 2025, stock options were outstanding for the purchase of common shares as follows:
Number of Options	Exercise Price		Exercisable At December 31,2025	Expiry Date
2,233	AUD$	33.00	2,233	October 20, 2026
41,818	AUD$	22.00	41,818	July 8, 2026
1,454	AUD$	22.00	1,454	April 13, 2027
2,086	AUD	19.25	2,086	April 13, 2027
11,782	AUD	13.75	11,782	April 13, 2027
240,134	AUD	2.20	112,861	May 31, 2033
81,580	AUD	2.20	42,671	August 3, 2028
206,182	AUD	2.12	19,818	February 14, 2030
40,000	AUD	4.63	-	August 21, 2030
1,279,999	AUD	9.16	15,000	November 30, 2030
1,907,268			249,723